UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03741)

Exact name of registrant as specified in charter:	Putnam New York Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2013

Date of reporting period:	February 28, 2013

Item 1. Schedule of Investments:

Putnam New York Tax Exempt Income Fund

The fund's portfolio
2/28/13 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHA Insd. — Federal Housing Administration Insured
FRN — Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. - U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.8%)(a)
	Rating(RAT)	Principal amount	Value

California (0.6%)

CA State G.O. Bonds
5 1/4s, 4/1/35	A1	$3,000,000	$3,522,150
5s, 4/1/42	A1	4,000,000	4,495,920

			8,018,070
Guam (0.8%)

Territory of GU, Rev. Bonds (Section 30), Ser. A, 5 5/8s, 12/1/29	BBB+	3,850,000	4,256,791

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	1,000,000	1,126,710

Territory of GU, Dept. of Ed. COP (John F. Kennedy High School), Ser. A, 6 7/8s, 12/1/40	B	500,000	549,075

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	2,100,000	2,221,674

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
5 1/2s, 10/1/40	BBB	1,300,000	1,428,050
5s, 10/1/34	BBB	700,000	768,040

			10,350,340
New York (89.0%)

Albany, Cap. Resource Corp. Rev. Bonds (St. Peter's Hosp.), 6 1/4s, 11/15/38	A3	4,110,000	4,986,869

Albany, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Albany College of Pharmacy), Ser. A, 5 5/8s, 12/1/34	BBB	700,000	720,895
(St. Peters Hosp.), Ser. E, 5 1/2s, 11/15/27	A3	1,000,000	1,129,230
(St. Peter's Hosp.), Ser. D, 5 3/8s, 11/15/32	A3	4,205,000	4,627,476
(Albany College of Pharmacy), Ser. A, 5 3/8s, 12/1/24	BBB	1,800,000	1,858,824
(St. Peters Hosp.), Ser. A, 5 1/4s, 11/15/32	A3	2,100,000	2,306,346
(St. Peters Hosp.), Ser. E, 5 1/4s, 11/15/32	A3	1,000,000	1,098,260
(St. Peter's Hosp.), Ser. A, 5 1/4s, 11/15/27	A3	3,000,000	3,356,130
(Albany Law School), Ser. A, 5s, 7/1/31	BBB	3,000,000	3,190,050

Brooklyn Arena Local Dev. Corp. Rev. Bonds (Barclays Ctr.), 6 3/8s, 7/15/43	Baa3	2,000,000	2,408,800

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, 6 7/8s, 7/1/40	B/P	715,000	764,078

Build NYC City Resource Corp., Rev. Bonds (YMCA of Greater NY), 5s, 8/1/32	A-	1,740,000	2,018,661

Canton, Cap. Resource Corp., Student Hsg. Fac. Rev. Bonds (Grasse River - SUNY Canton), Ser. A, AGM, 5s, 5/1/40	AA-	1,000,000	1,098,830

Chautauqua Cnty., Indl. Dev. Agcy. Rev. Bonds (Dunkirk Pwr.), 5 7/8s, 4/1/42	Baa3	4,000,000	4,517,960

Chemung Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Arnot Ogden Med. Ctr.)
5s, 11/1/34	A-	1,300,000	1,320,449
Ser. A, 5s, 11/1/29	A-	3,250,000	3,296,443

Dutchess Cnty., Local Dev. Corp. Rev. Bonds (Anderson Ctr. Svcs., Inc.), 6s, 10/1/30	BB+	3,815,000	4,132,828

Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds (City School Dist. Buffalo), Ser. A, AGM
5 3/4s, 5/1/28	Aa3	5,000,000	5,815,450
5 3/4s, 5/1/25	Aa3	10,330,000	12,397,756

Essex Cnty., Indl. Dev. Agcy. Rev. Bonds (Intl. Paper Co.), Ser. A, 6.15s, 4/1/21	BBB	1,065,000	1,066,800

Geneva, Dev. Corp. Rev. Bonds (Hobart & William Smith Colleges), 5s, 9/1/32	A	3,935,000	4,570,109

Hempstead Town, Local Dev. Corp. Rev. Bonds
(Molloy College), 5 3/4s, 7/1/39	BBB+	2,500,000	2,846,800
(Adelphi U.), Ser. B, 5 1/4s, 2/1/39	A	1,500,000	1,622,280
(Adelphi U.), Ser. B, 5s, 2/1/34	A	3,000,000	3,216,600
(Hofstra U.), 5s, 7/1/28	A	650,000	733,850

Hempstead, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Adelphi U.), 5s, 10/1/35	A	1,500,000	1,592,835

Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A
5 3/4s, 2/15/47	A2	3,000,000	3,542,070
AMBAC, 5s, 2/15/47	A2	2,500,000	2,674,075

Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds (Gurwin Jewish Sr. Residence), Ser. A, 6s, 5/1/29	B+/P	1,250,000	1,250,650

Liberty, Dev. Corp. Rev. Bonds
(Goldman Sachs Headquarters), 5 1/2s, 10/1/37	A3	4,010,000	4,945,373
(Goldman Sachs Headquarters, LLC), 5 1/4s, 10/1/35	A3	5,000,000	5,973,200

Long Island, Pwr. Auth. Rev. Bonds, Ser. B, 5s, 9/1/25	A3	2,500,000	2,966,975

Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds
Ser. A, 6s, 5/1/33	A3	3,500,000	4,245,920
Ser. C, 5 1/4s, 9/1/29	A3	3,600,000	4,435,308
Ser. C, 5s, 9/1/35	A3	2,380,000	2,553,692
Ser. A, AMBAC, 5s, 9/1/29	A3	7,500,000	7,887,300
AGM, zero %, 6/1/28	AA-	2,510,000	1,437,778

Metro. Trans. Auth. Rev. Bonds
Ser. C, 5s, 11/15/41	A2	6,000,000	6,765,780
Ser. A, 5s, 11/15/37	A2	15,000,000	16,476,300
Ser. D, 5s, 11/15/29	A2	6,000,000	7,013,700
Ser. D-1, 5s, 11/1/28	A2	2,500,000	2,946,200
Ser. D-1, 5s, 11/1/27	A2	2,500,000	2,941,575
Ser. A, FGIC, NATL, 5s, 11/15/26	A2	5,000,000	5,632,900
Ser. A, 5s, 11/15/22	A2	6,000,000	6,724,260

Metro. Trans. Auth. Dedicated Tax Rev. Bonds
Ser. A, 5 1/2s, 11/15/39	AA	9,000,000	10,250,190
Ser. B, NATL, 5s, 11/15/25	AA	2,600,000	2,915,848
Ser. B, NATL, 5s, 11/15/24	AA	3,000,000	3,421,230

Metro. Trans. Auth. Svc. Contract Rev. Bonds (Trans. Fac.), Ser. O
5 3/4s, 7/1/13 (Escrowed to maturity)	AA+	435,000	442,756
5 1/2s, 7/1/17 (Escrowed to maturity)	AA+	24,345,000	28,596,611

Monroe Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Highland Hosp. Rochester), 5s, 8/1/25	A2	495,000	530,180

Monroe Cnty., Indl. Dev. Corp. Rev. Bonds (Rochester Gen. Hosp.), Ser. A
5s, 12/1/42	A-	1,650,000	1,831,104
5s, 12/1/37	A-	1,000,000	1,121,960
5s, 12/1/32	A-	1,250,000	1,415,675

Nassau Cnty., G.O. Bonds, Ser. A, FGIC, NATL, 6s, 7/1/13	A+	1,000,000	1,017,970

Nassau Cnty., Econ. Assistance Corp. Rev. Bonds (South Nassau Cmntys. Hosp.), 5s, 7/1/27	A3	1,255,000	1,399,350

Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (Inst. of Tech.), Ser. A, 4 3/4s, 3/1/26	BBB+	1,710,000	1,866,978

Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds
(South Nassau Cmntys. Hosp.), 5s, 7/1/37	A3	500,000	541,800
(Winthrop U. Hosp. Assn.), 5s, 7/1/37	Baa1	1,000,000	1,081,170

Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds, Ser. A-2, 5 1/4s, 6/1/26	B-	6,640,000	6,370,217

Niagara Area Dev. Corp. Rev. Bonds (Niagara U.), Ser. A
5s, 5/1/42	BBB+	1,000,000	1,101,770
5s, 5/1/35	BBB+	1,670,000	1,857,792
5s, 5/1/30	BBB+	2,230,000	2,502,997

Niagara Falls, City School Dist. COP (High School Fac.), AGM
5s, 6/15/28	AA-	1,490,000	1,551,060
5s, 6/15/23	AA-	3,965,000	4,151,553

Niagara, Area Dev. Corp. Solid Waste Disp. Fac. Rev. Bonds (Covanta Holding Corp.), Ser. A, 5 1/4s, 11/1/42	Ba2	2,450,000	2,554,468

NY City, G.O. Bonds
Ser. A-1, 5s, 10/1/32	Aa2	2,710,000	3,175,226
Ser. F, 5s, 8/1/31	Aa2	9,000,000	10,527,660
Ser. I, 5s, 8/1/31	Aa2	1,335,000	1,572,723
Ser. C, AGM, 5s, 1/1/23	Aa2	10,000,000	11,455,700
Ser. N, 5s, 8/1/20	Aa2	240,000	263,422
Ser. N, U.S. Govt. Coll., 5s, 8/1/20 (Prerefunded 8/1/15)	AAA/P	760,000	843,220
Ser. M, 5s, 4/1/20	Aa2	1,615,000	1,750,983
Ser. M, U.S. Govt. Coll., 5s, 4/1/20 (Prerefunded 4/1/15)	AAA/P	5,160,000	5,651,593
Ser. I-1, 5s, 4/1/19	Aa2	1,215,000	1,366,389

NY City, City Muni. Fin. Auth. Rev. Bonds (Wtr. & Swr. Syst.), Ser. A, 4 3/4s, 6/15/30	AAA	5,815,000	6,485,062

NY City, City Transitional Fin. Auth. Rev. Bonds
(Bldg. Aid Fiscal 2008), Ser. S-1, 5s, 1/15/29	Aa3	5,000,000	5,585,650
Ser. E, 5s, 2/1/28	Aaa	8,570,000	8,598,024
(Bldg. Aid Fiscal 2008), Ser. S-1, 5s, 1/15/25	Aa3	3,000,000	3,452,400

NY City, City Transitional Fin. Auth. VRDN
(NYC Recovery), Ser. 3, 0.07s, 11/1/22	VMIG1	13,260,000	13,260,000
(New York City Recovery), Ser. 1-1C, 0.11s, 11/1/22	VMIG1	13,810,000	13,810,000
(NYC Recovery), Ser. 3, 0.11s, 11/1/22	VMIG1	5,120,000	5,120,000
(NYC Recovery), Ser. 3, 0.1s, 11/1/22	VMIG1	3,600,000	3,600,000

NY City, Cultural Resource Rev. Bonds (Museum of Modern Art), Ser. 1A, 5s, 4/1/31	Aa2	3,500,000	4,105,430

NY City, Cultural Resource VRDN
(Lincoln Ctr.), Ser. A-1, 0.12s, 12/1/35	VMIG1	10,000,000	10,000,000
(Lincoln Ctr. Perform Arts), Ser. A-2, 0.17s, 12/1/35	VMIG1	950,000	950,000

NY City, Hsg. Dev. Corp. Rev. Bonds
(Multi-Fam. Hsg.), Ser. A-1-A, 5.45s, 11/1/46	Aa2	2,670,000	2,760,566
(Multi-Fam. Hsg.), Ser. H-2-A, 5.35s, 5/1/41	Aa2	1,200,000	1,250,604
(Multi-Fam. Hsg.), Ser. H-2-A, 5.2s, 11/1/35	Aa2	1,675,000	1,742,704
Ser. H-2-A, 4.4s, 5/1/31	Aa2	4,000,000	4,201,160

NY City, Indl. Dev. Agcy. Rev. Bonds
(Visy Paper, Inc.), 7.95s, 1/1/28	B-/P	2,600,000	2,613,000
(Yankee Stadium - Pilot), AGO, 7s, 3/1/49	AA-	1,000,000	1,235,690
(Queens Baseball Stadium - Pilot), AMBAC, 5s, 1/1/24	Ba1	3,500,000	3,658,060

NY City, Indl. Dev. Agcy. Arpt. Facs. Rev. Bonds (Sr. Trips), Ser. A, 5s, 7/1/28	BBB-	1,500,000	1,626,615

NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(United Jewish Appeal), Ser. A, 5 1/4s, 7/1/23	Aa1	2,545,000	2,693,984
(St. Francis College), 5s, 10/1/34	A-	1,000,000	1,019,650
(Horace Mann School), NATL, 5s, 7/1/28	Baa2	7,000,000	7,008,540

NY City, Indl. Dev. Agcy. Civic Fac. VRDN (CASA), 0.11s, 3/1/20	A-1	1,155,000	1,155,000

NY City, Indl. Dev. Agcy. Special Fac. FRN (Terminal One Group Assn.), 5 1/2s, 1/1/17	A3	4,500,000	4,979,655

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways PLC), 5 1/4s, 12/1/32	BB	2,050,000	2,052,665

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
Ser. EE, 5 1/4s, 6/15/40	AA+	10,000,000	11,512,900
(Second Generation Resolution), Ser. GG-1, 5 1/4s, 6/15/32	AA+	6,000,000	6,960,480
(2nd Generation), Ser. BB, 5s, 6/15/47	AA+	5,000,000	5,696,200
Ser. GG, 5s, 6/15/43	AA+	9,760,000	10,960,285
Ser. D, 5s, 6/15/37	AAA	6,000,000	6,485,280
Ser. AA, 5s, 6/15/34	AA+	5,000,000	5,795,500

NY City, Transitional Fin. Auth. Rev. Bonds
Ser. E-1, 5s, 2/1/42	AAA	7,500,000	8,538,750
(Future Tax), Ser. D-1, 5s, 11/1/32	AAA	5,000,000	5,911,800
Ser. E-1, 5s, 2/1/26	AAA	2,000,000	2,414,680

NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds
Ser. S-1, 5s, 7/15/37	Aa3	7,500,000	8,584,350
Ser. S-1, 5s, 7/15/33	Aa3	7,020,000	8,176,896
Ser. S-1, FGIC, NATL, 5s, 7/15/31	Aa3	10,500,000	11,590,530
Ser. S-5, 5s, 1/15/30	Aa3	3,375,000	3,865,928

NY City, Trust for Cultural Resources Rev. Bonds (Whitney Museum of American Art), 5s, 7/1/31	A	2,000,000	2,228,260

NY Cntys., Tobacco Trust II Rev. Bonds (Tobacco Settlement), 5 3/4s, 6/1/43	Baa2	7,000,000	7,171,290

NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco Settlement), 6s, 6/1/43	A3	1,300,000	1,315,821

NY Cntys., Tobacco Trust IV Rev. Bonds, Ser. A, 5s, 6/1/38	BB	7,250,000	6,355,350

NY Liberty Dev. Corp. Rev. Bonds (Bank of America Tower), Ser. CL1, 5 5/8s, 1/15/46	AA+	2,000,000	2,301,880

NY State Dorm. Auth. Rev. Bonds
(NYU Hosp. Ctr.), Ser. A, 6s, 7/1/40	A3	1,500,000	1,790,520
(State U. Edl. Fac.), Ser. A, AGM, 5 7/8s, 5/15/17	Aa3	8,950,000	10,447,693
(Brooklyn Law School), 5 3/4s, 7/1/33	Baa1	1,000,000	1,125,960
(Winthrop Nassau U.), 5 3/4s, 7/1/28 (Prerefunded 7/1/13)	Baa1	3,250,000	3,307,623
(Schools PG - Issue 2), Ser. E, AMBAC, 5 3/4s, 7/1/19	A/P	1,095,000	1,099,271
(City U.), Ser. A, 5 3/4s, 7/1/18	Aa3	10,000,000	11,503,900
(City U.), Ser. A, 5 5/8s, 7/1/16	Aa3	9,930,000	11,056,062
(Skidmore College), Ser. A, 5 1/2s, 7/1/41	A1	3,000,000	3,411,240
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/40	Aa3	8,500,000	11,187,615
(North Shore Long Island Jewish Group), Ser. A, 5 1/2s, 5/1/37	A3	11,500,000	13,028,465
(Fordham U.), Ser. A, 5 1/2s, 7/1/36	A2	1,800,000	2,093,148
(North Shore Long Island Jewish Group), Ser. E, 5 1/2s, 5/1/33	A3	2,000,000	2,288,720
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32 (Prerefunded 7/1/13)	Baa1	1,600,000	1,627,088
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/31	Aa3	3,500,000	4,541,530
(Winthrop Nassau U.), 5 1/2s, 7/1/23 (Prerefunded 7/1/13)	Baa1	2,750,000	2,796,558
(St. Joseph College), 5 1/4s, 7/1/35	Baa1	2,000,000	2,231,080
(Manhattan Marymount), 5 1/4s, 7/1/29	Baa2	2,000,000	2,176,760
(Rochester Inst. of Tech.), Ser. A, AMBAC, 5 1/4s, 7/1/19	A1	4,300,000	5,304,093
(Highland Hosp. Rochester), 5.2s, 7/1/32	A2	1,000,000	1,121,960
(Mount Sinai School of Medicine), 5 1/8s, 7/1/39	A3	15,000,000	16,255,950
(Siena College), 5 1/8s, 7/1/39	A3	6,000,000	6,491,820
(School Dist. Fin. Program), Ser. C, AGO, 5 1/8s, 10/1/36	AA-	3,380,000	3,741,694
(St. Francis College), 5s, 10/1/40	A-	3,000,000	3,301,170
(Yeshiva U.), 5s, 9/1/38	A+	2,500,000	2,729,625
(Mental Hlth.), Ser. E, NATL, 5s, 2/15/35	Aa3	2,510,000	2,683,215
(L I Jewish), Ser. A, 5s, 11/1/34	A3	1,800,000	1,910,232
(Memorial Sloan-Kettering Ctr.), Ser. 1, 5s, 7/1/34 (Prerefunded 7/1/13)	AA-	5,000,000	5,077,400
(Rochester U.), Ser. A, 5s, 7/1/34	Aa3	6,000,000	6,295,680
(St. Francis College), 5s, 10/1/32	A-	2,360,000	2,663,921
(School Dist. Fin. Program), Ser. C, AGO, 5s, 10/1/31	AA-	2,000,000	2,245,820
(Mental Hlth. Svcs. Fac. Impt.), Ser. B, AMBAC, 5s, 2/15/30	AA-	9,665,000	10,333,915
(Montefiore Hosp.), FGIC, FHA Insd., NATL, 5s, 8/1/29	BBB	9,510,000	9,900,766
(NYU), Ser. A, FGIC, NATL, 5s, 7/1/29	Aa3	6,705,000	7,034,484
Ser. A, NATL, 5s, 10/1/25	Aa3	750,000	809,415
(Cornell U.), Ser. A, 5s, 7/1/22	Aa1	6,395,000	7,208,572
(NY U. Hosp. Ctr.), Ser. A, 5s, 7/1/20	A3	4,000,000	4,439,600

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds
(Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	11,000,000	12,185,800
(NYU Hosp. Ctr.), Ser. B, 5 1/4s, 7/1/24	A3	3,520,000	3,833,456
(Teachers College), 5s, 7/1/42	A1	6,475,000	7,247,014
(Memorial Sloan-Kettering Cancer Ctr.), 5s, 7/1/41	Aa3	2,000,000	2,276,360
(Memorial Sloan-Kettering Cancer Ctr.), 5s, 7/1/36	Aa3	1,125,000	1,297,283
(Memorial Sloan-Kettering Cancer Ctr.), Ser. A1, 5s, 7/1/36	Aa3	5,690,000	6,281,077
(Teachers College), 5s, 7/1/34	A1	2,750,000	3,162,885
(Memorial Sloan-Kettering Cancer Ctr.), 5s, 7/1/32	Aa3	1,500,000	1,747,395
(NY U.), Ser. A, AMBAC, 5s, 7/1/32	Aa3	3,000,000	3,373,440
(U. of Rochester), Ser. A-1, 5s, 7/1/32	Aa3	8,000,000	8,776,560
(Teachers College), Ser. A, 5s, 7/1/31	A1	1,750,000	2,028,093
(The New School), 5s, 7/1/31	A3	5,000,000	5,544,800
(Brooklyn Law School), Ser. A, 5s, 7/1/29	Baa1	1,000,000	1,136,280
(NYU), Ser. B, 5s, 7/1/29	Aa3	6,530,000	7,611,107
(St. John's U.), Ser. A, 5s, 7/1/28	A3	500,000	584,320
(Brooklyn Law School), Ser. A, 5s, 7/1/27	Baa1	1,000,000	1,152,760
(St. John's U.), Ser. A, 5s, 7/1/27	A3	2,250,000	2,645,505
(U. of Rochester), Ser. A-1, 5s, 7/1/27	Aa3	1,900,000	2,116,847
(Brooklyn Law School), Ser. A, 5s, 7/1/26	Baa1	1,000,000	1,161,550
(Columbia U.), Ser. C, 5s, 7/1/26	Aaa	6,980,000	7,982,817
(NYU Hosp. Ctr.), Ser. A, 5s, 7/1/26	A3	1,000,000	1,088,940
(Teachers College), Ser. A, 5s, 7/1/26	A1	1,000,000	1,183,880
(St. Johns U.), Ser. A, NATL, 5s, 7/1/23	A3	3,935,000	4,390,240
(NYU Hosp. Ctr.), Ser. A, 5s, 7/1/22	A3	1,000,000	1,121,840

NY State Dorm. Auth. Non-Supported Debt Rev. Bonds
(Rochester Inst. of Tech.), 5s, 7/1/42	A1	1,500,000	1,710,885
(Rochester Inst. of Tech.), 5s, 7/1/38	A1	1,000,000	1,147,530
(Culinary Inst. of America), 5s, 7/1/34	Baa2	350,000	384,713
(Rochester Inst. of Tech.), 5s, 7/1/34	A1	500,000	583,875

NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	5,000,000	6,075,550
Ser. A, 5s, 3/15/28	AAA	10,000,000	11,745,200
Ser. A, 5s, 3/15/28	AAA	3,325,000	3,822,187

NY State Dorm. Auth. Personal Income Tax Gen. Purpose Rev. Bonds, Ser. D
5s, 2/15/40	AAA	10,000,000	11,407,000
5s, 2/15/37	AAA	5,570,000	6,414,579

NY State Dorm. Auth. State Supported Debt Rev. Bonds
(City U.), Ser. B, 5s, 7/1/26	AA-	5,000,000	5,740,000
(State U. Dorm Fac.), Ser. E, 5s, 7/1/23	Aa2	3,000,000	3,466,920

NY State Dorm. Auth. Supported Debt Rev. Bonds (State U. of NY), Ser. A, 5s, 7/1/37	Aa2	7,250,000	8,357,510

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A3	12,400,000	12,437,448

NY State Env. Fac. Corp. Rev. Bonds
(Clean Wtr. and Drinking), Ser. A, 5s, 6/15/34	Aaa	10,000,000	11,519,100
(State Clean Wtr. & Drinking Revolving Fund), Ser. A, 5s, 6/15/29	Aaa	2,500,000	2,896,900
Ser. A, 5s, 6/15/28	Aaa	3,095,000	3,783,699
(State Clean Wtr. & Drinking Revolving Fund), Ser. C, 5s, 10/15/26	Aaa	5,000,000	5,701,800
(United Wtr. New Rochelle), Ser. A, 4 7/8s, 9/1/40	A-	5,000,000	5,323,950

NY State Env. Fac. Corp. State Clean Wtr. & Drinking Rev. Bonds
Ser. C, 5s, 10/15/35	Aaa	5,000,000	5,635,400
(NYC Muni. Wtr. Fin.), 5s, 6/15/29	Aaa	13,590,000	14,290,700

NY State Hsg. Fin. Agcy. Rev. Bonds (Affordable Hsg.)
Ser. A, 5s, 11/1/42	Aa2	4,660,000	5,013,321
Ser. B, 4.85s, 11/1/41	Aa2	2,600,000	2,868,424

NY State Liberty Dev. Corp. Rev. Bonds
(4 World Trade Ctr., LLC), 5s, 11/15/44	A+	1,500,000	1,672,095
(7 World Trade Ctr.), Class 3, 5s, 3/15/44	Baa2	1,000,000	1,090,170
(7 World Trade Ctr.), Ser. 2, 5s, 9/15/43	A2	4,000,000	4,441,360
(1 WTC Port Auth. Construction), 5s, 12/15/41	Aa3	10,000,000	11,302,200
(4 World Trade Ctr.), 5s, 11/15/31	A+	2,500,000	2,863,575

NY State Pwr. Auth. Rev. Bonds, Ser. A, 5s, 11/15/38	Aa2	2,000,000	2,302,380

NY State Thruway Auth. Rev. Bonds
Ser. F, AMBAC, 5s, 1/1/30	A1	11,740,000	12,403,662
(Second Generation Hwy. & Bridge Trust Fund), Ser. B, 5s, 4/1/28	AA	3,000,000	3,434,820
Ser. H, FGIC, NATL, 5s, 1/1/28	A1	1,235,000	1,397,193
(Second Generation Hwy. & Bridge Trust Fund), Ser. B, 5s, 4/1/27	AA	4,000,000	4,597,840
(Second Generation Hwy. & Bridge Trust Fund), Ser. A, 5s, 4/1/25	AA	4,000,000	4,512,120
(Gen. Hwy. & Bridge Trust Fund), Ser. A, NATL, 5s, 4/1/22	Aa2	2,000,000	2,098,320

NY State Urban Dev. Corp. Rev. Bonds
Ser. D, 5 5/8s, 1/1/28	AA-	9,500,000	10,893,745
(Clarkson Ctr.), 5 1/2s, 1/1/20	Aa3	1,685,000	1,998,696
(Clarkson Ctr.), 5 1/2s, 1/1/15	Aa3	1,445,000	1,473,712
(Syracuse U.), 5 1/2s, 1/1/15	Aa3	865,000	899,392
Ser. B-1, 5s, 3/15/36	AAA	9,000,000	10,251,720
Ser. A-1, FGIC, NATL, 5s, 3/15/29 (Prerefunded 3/15/14)	AAA	6,565,000	6,890,493
Ser. A-1, 5s, 12/15/28	AAA	5,000,000	5,853,150
Ser. B, 5s, 1/1/27	AA-	7,000,000	7,926,450

Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St. Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB+/P	1,000,000	1,000,710

Onodaga Cnty., Trust For Cultural Resources Rev. Bonds (Syracuse U.), 5s, 12/1/36	Aa3	2,000,000	2,287,220

Onondaga Civic Dev. Corp. Rev. Bonds
(Le Moyne College), 5 3/8s, 7/1/40	Baa2	3,900,000	4,289,181
(St. Joseph's Hosp. Hlth. Ctr.), 5s, 7/1/42	Ba1	1,000,000	1,035,350
(Le Moyne College), 5s, 7/1/32	Baa2	1,635,000	1,821,684

Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill Care Ctr. Newburgh), Ser. C
7s, 8/1/31	B/P	3,200,000	3,199,680
7s, 8/1/21	B/P	2,130,000	2,133,515

Port Auth. NY & NJ Rev. Bonds, FGIC, NATL, 4 3/4s, 10/15/28	Aa3	7,000,000	7,620,130

Port Auth. NY & NJ Special Oblig. Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	2,785,000	2,785,279
(JFK Intl. Air Term.), 6s, 12/1/42	Baa3	3,500,000	4,114,425

Port Auth. of NY & NJ Rev. Bonds, 5s, 7/15/30	Aa3	3,000,000	3,545,640

Rensselaer, City School Dist. COP, SGI
5s, 6/1/21	A-/P	2,010,000	2,053,215
5s, 6/1/20	A-/P	1,150,000	1,178,923
5s, 6/1/19	A-/P	1,345,000	1,390,353
5s, 6/1/18	A-/P	1,180,000	1,230,386

Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A, NATL
5s, 10/15/26	AAA	7,000,000	7,493,080
5s, 10/15/25	AAA	16,425,000	17,584,605

Saratoga Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Saratoga Hosp.), Ser. B, 5 1/4s, 12/1/32	A-	1,500,000	1,609,560
(The Saratoga Hosp.), Ser. A, Radian Insd., U.S. Gov't Coll., 5 1/8s, 12/1/33 (Prerefunded 12/1/13)	A-	3,090,000	3,201,827
(Saratoga Hosp.), Ser. B, 5 1/8s, 12/1/27	A-	1,000,000	1,086,720

Schenectady Cnty., Cap. Resource Corp. Rev. Bonds (Union College), 5s, 7/1/32	A1	3,430,000	3,975,061

Seneca Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (NY Chiropractic College), 5s, 10/1/27	BBB	1,995,000	2,138,680

Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp. 144A Mandatory Put Bonds (10/1/13), 6 5/8s, 10/1/35	BB-	2,000,000	2,011,900

St. Lawrence Cnty., Indl. Agcy. Rev. Bonds (Clarkson U.), Ser. A, 5 1/4s, 9/1/33	A3	1,050,000	1,210,787

St. Lawrence Cnty., Indl. Civic Dev. Agcy. Corp. Rev. Bonds (St. Lawrence U.), 5s, 7/1/32	A2	810,000	948,405

St. Lawrence Cnty., Indl. Dev. Agcy. Rev. Bonds
(St. Lawrence U.), 5s, 7/1/43	A2	5,200,000	5,917,496
(Clarkson U.), Ser. A, 5s, 9/1/41	A3	1,750,000	1,925,420

Suffolk Cnty., Econ. Dev. Corp. Rev. Bonds (Peconic Landing Southold), 6s, 12/1/40	BBB-/F	1,225,000	1,379,656

Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Nissequogue Cogen. Partners Fac.), 5 1/2s, 1/1/23	BBB-/P	2,000,000	2,000,900

Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	430,000	430,624
(Southampton Hosp. Assn.), Ser. A, 7 1/4s, 1/1/30	B-/P	2,050,000	2,052,419
(Inst. of Tech.), 5s, 3/1/26	BBB+	3,300,000	3,409,065

Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement Rev. Bonds (Jefferson's Ferry)
5s, 11/1/15	BBB-	975,000	1,057,378
4 5/8s, 11/1/16	BBB-	1,000,000	1,090,590

Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. - Jewish Home), Ser. A
7 3/8s, 3/1/31	B+/P	2,800,000	2,800,000
7 3/8s, 3/1/21	B+/P	685,000	685,247

Syracuse, Indl. Dev. Agcy. Civic Fac. VRDN (Syracuse U. ), Ser. A-2, 0.1s, 12/1/37	VMIG1	6,935,000	6,935,000

Tobacco Settlement Rev. Bonds, Ser. 1, 5s, 6/1/34	B	3,500,000	3,160,255

Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-1, 5 1/2s, 6/1/18	Aa3	70,000	70,267

Tompkins Cnty., Dev. Corp. Rev. Bonds (Ithaca College), AGM, 5 3/8s, 7/1/41	A2	1,000,000	1,121,470

Triborough, Bridge & Tunnel Auth. Rev. Bonds
Ser. A, 5s, 11/15/36	Aa3	1,000,000	1,167,120
Ser. C, 5s, 11/15/29	Aa3	5,000,000	5,751,100
AMBAC, U.S. Govt. Coll., 5s, 11/15/28 (Prerefunded 11/15/13)	A1	13,000,000	13,433,680
Ser. A, 5s, 11/15/23 (Prerefunded 11/15/16)	Aa3	1,000,000	1,164,910
(Gen. Cabs), Ser. B, zero %, 11/15/32	Aa3	3,900,000	1,920,282
Ser. A, zero %, 11/15/30	A1	7,000,000	3,710,280

Troy, Cap. Res. Corp. Rev. Bonds (Rensselaer Polytechnic), Ser. A, 5 1/8s, 9/1/40	A3	7,500,000	8,281,200

Westchester Cnty., Hlth. Care Corp. Rev. Bonds, Ser. C-2, 6 1/8s, 11/1/37	A3	3,385,000	3,989,493

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Guiding Eyes for the Blind), 5 3/8s, 8/1/24	BBB+	965,000	1,006,321

Westchester, Tobacco Asset Securitization Corp. Rev. Bonds, 5 1/8s, 6/1/38	BBB	5,060,000	4,808,872

Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(St. John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B+	2,000,000	2,000,720
(Sarah Lawrence College), Ser. A, 6s, 6/1/41	BBB	2,500,000	2,850,425

			1,177,957,003
Puerto Rico (7.0%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds, 5 1/2s, 5/15/39	Baa3	3,750,000	3,792,075

Cmnwlth. of PR, G.O. Bonds
Ser. C, 6 1/2s, 7/1/40	BBB	4,750,000	5,185,860
Ser. A, 5 1/4s, 7/1/34	BBB	1,000,000	1,008,380

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A
6s, 7/1/44	BBB-	13,500,000	13,862,880
6s, 7/1/38	BBB-	2,295,000	2,378,125

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. XX, 5 1/4s, 7/1/40	BBB+	3,000,000	3,021,510
Ser. A, 5s, 7/1/42	BBB+	5,000,000	4,924,000

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. AA, NATL, 5 1/2s, 7/1/20	BBB+	365,000	397,741
Ser. AA, NATL, U.S. Gov't Coll. 5 1/2s, 7/1/20 (Escrowed to maturity)	Baa2	635,000	821,201
Ser. AA, NATL, 5 1/2s, 7/1/19	BBB+	540,000	596,560
Ser. AA, NATL, U.S. Gov't Coll. 5 1/2s, 7/1/19 (Escrowed to maturity)	Baa2	2,460,000	3,127,890
Ser. AA-2, FRN 5.3s, 7/1/35	BBB+	1,750,000	1,766,765
Ser. AA, 5s, 7/1/35	BBB+	2,105,000	2,079,740

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Ba1	4,250,000	4,250,170

Cmnwlth. of PR, Infrastructure Fin. Auth. Rev. Bonds, Ser. C, AMBAC
5 1/2s, 7/1/25	BBB+	2,225,000	2,368,446
5 1/2s, 7/1/23	BBB+	3,000,000	3,204,420

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
(Govt. Fac.), Ser. M, Cmnwlth. of PR Gtd., 6 1/4s, 7/1/23	BBB	3,425,000	3,837,096
(Govt. Fac.), Ser. P, Cmnwlth. of PR Gtd., 6 1/8s, 7/1/23	BBB	6,500,000	6,978,985
Ser. Q, Cmnwlth. of PR Gtd., 5 5/8s, 7/1/39	BBB	3,000,000	3,067,710
(Govt. Fac.), Ser. N, Cmnwlth. of PR Gtd., 5 1/2s, 7/1/20	BBB	2,250,000	2,376,203

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A+	8,000,000	8,777,520
Ser. C, 5 1/4s, 8/1/41	A+	2,250,000	2,374,020
Ser. C, 5 1/4s, 8/1/40	Aa3	2,250,000	2,460,780
Ser. A, AMBAC, zero %, 8/1/47	Aa3	20,000,000	2,882,600
Ser. A, NATL, zero %, 8/1/43	Aa3	8,000,000	1,465,760
Ser. A, zero %, 8/1/31	A+	8,500,000	3,053,710
Ser. A, zero %, 8/1/30	A+	8,500,000	3,255,840

			93,315,987
Texas (0.7%)

U. of Houston Rev. Bonds, Ser. A, 5s, 2/15/31	Aa2	8,050,000	9,303,466

			9,303,466
Virgin Islands (0.7%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	3,000,000	3,343,650
Ser. A-1, 5s, 10/1/39	Baa2	3,325,000	3,486,030
Ser. A, 5s, 10/1/25	Baa2	2,000,000	2,219,032

			9,048,712

Total municipal bonds and notes (cost $1,208,028,798)			$1,307,993,578

UNITIZED TRUST (0.1%)(a)
		Units	Value

CMS Liquidating Trust 144A(NON)		600	$1,920,000

Total unitized trust (cost $1,816,443)			$1,920,000

TOTAL INVESTMENTS

Total investments (cost $1,209,845,241)(b)			$1,309,913,578

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2012 through February 28, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,323,830,380.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $1,210,945,549, resulting in gross unrealized appreciation and depreciation of $101,652,858 and $2,684,829, respectively, or net unrealized appreciation of $98,968,029.
(NON)	Non-income-producing security.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	17.0%
	Tax bonds	15.4
	Utilities	13.9
	State Government	12.0
	Healthcare	10.4
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Unitized trust	$—	$1,920,000	$—
Municipal bonds and notes	—	1,307,993,578	—

Totals by level	$—	$1,309,913,578	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New York Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 26, 2013